Income and Expenses Relating to Life Insurance Operations - Life Insurance Premiums and Related Investment Income (Parenthetical) (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2022
Net Investment Income [Line Items]
Trading Securities, Unrealized Holding Gain (Loss)	¥ 53,318	¥ 18,065	¥ 26,075
Life insurance related investment income
Net Investment Income [Line Items]
Trading Securities, Unrealized Holding Gain (Loss)	¥ 43,301	¥ 851	¥ 8,004